Pacer WealthShield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary - 19.9%
Airbnb, Inc. - Class A (a)	429	$55,500
Amazon.com, Inc. (a)	9,872	2,362,370
Aptiv PLC (a)	218	16,513
AutoZone, Inc. (a)	17	62,973
Best Buy Co., Inc.	197	12,825
Booking Holdings, Inc.	33	165,061
Carnival Corp. (a)(b)	1,095	32,872
Carvana Co. (a)	143	57,359
Chipotle Mexican Grill, Inc. (a)(b)	1,333	51,814
Darden Restaurants, Inc. (b)	117	23,324
Deckers Outdoor Corp. (a)	147	17,543
Domino's Pizza, Inc.	31	12,720
DoorDash, Inc. - Class A (a)(b)	377	77,142
DR Horton, Inc. (b)	276	41,080
eBay, Inc.	456	41,596
Expedia Group, Inc. (b)	118	31,251
Ford Motor Co. (b)	3,946	54,770
Garmin Ltd. (b)	165	33,271
General Motors Co. (b)	941	79,044
Genuine Parts Co.	140	19,459
Hasbro, Inc.	134	11,968
Hilton Worldwide Holdings, Inc.	234	69,851
Home Depot, Inc. (b)	1,010	378,336
Las Vegas Sands Corp.	307	16,188
Lennar Corp. - Class A (b)	218	23,838
Lowe's Cos., Inc.	571	152,491
Lululemon Athletica, Inc. (a)	109	19,020
Marriott International, Inc. (b)	225	70,942
McDonald's Corp.	723	227,745
MGM Resorts International (a)(b)	207	6,943
NIKE, Inc. - Class B (b)	1,199	74,110
Norwegian Cruise Line Holdings Ltd. (a)(b)	459	10,080
NVR, Inc. (a)	3	22,907
O'Reilly Automotive, Inc. (a)	851	83,747
Pool Corp.	33	8,385
PulteGroup, Inc. (b)	197	24,643
Ralph Lauren Corp.	39	13,783
Ross Stores, Inc.	328	61,877
Royal Caribbean Cruises Ltd. (b)	256	83,110
Starbucks Corp.	1,146	105,375
Tapestry, Inc.	206	26,143
Tesla Motors, Inc. (a)	2,851	1,227,099
TJX Cos., Inc.	1,134	169,885
Tractor Supply Co. (b)	533	27,119
Ulta Beauty, Inc. (a)	45	29,131
Williams-Sonoma, Inc.	123	25,172
Wynn Resorts Ltd.	85	9,133
Yum! Brands, Inc.	280	43,540
		6,271,048

Health Care - 39.8% (c)
4D Molecular Therapeutics, Inc. (a)	1,085	9,613
Abbott Laboratories	1,924	210,293
AbbVie, Inc.	2,300	512,923
Abiomed, Inc. (a)(d)	64	0
Absci Corp. (a)	2,663	7,962
Acadia Pharmaceuticals, Inc. (a)	2,643	66,419
ADMA Biologics, Inc. (a)(b)	3,881	67,141
Agilent Technologies, Inc.	312	41,761
Agios Pharmaceuticals, Inc. (a)	1,430	39,239
Akebia Therapeutics, Inc. (a)	6,483	9,141
Align Technology, Inc. (a)	73	11,901
Alkermes PLC (a)	2,708	91,774
Alnylam Pharmaceuticals, Inc. (a)	192	64,908
Altimmune, Inc. (a)	2,545	14,252
Amgen, Inc.	844	288,547
Amicus Therapeutics, Inc. (a)	6,576	93,971
AnaptysBio, Inc. (a)	459	21,761
Anavex Life Sciences Corp. (a)	2,032	9,550
Annexon, Inc. (a)	1,842	11,494
Apellis Pharmaceuticals, Inc. (a)	2,281	51,505
Apogee Therapeutics, Inc. (a)	647	42,385
Arbutus Biopharma Corp. (a)	1,522	6,286
Arcellx, Inc. (a)	925	63,187
Arcus Biosciences, Inc. (a)	1,208	25,416
Arcutis Biotherapeutics, Inc. (a)	2,292	58,148
Ardelyx, Inc. (a)	5,192	39,927
ArriVent Biopharma, Inc. (a)	375	8,434
Arrowhead Pharmaceuticals, Inc. (a)	1,123	77,858
ARS Pharmaceuticals, Inc. (a)	1,503	15,015
Avidity Biosciences, Inc. (a)	1,085	78,738
Baxter International, Inc. (b)	565	11,340
Beam Therapeutics, Inc. (a)	2,355	65,045
Becton Dickinson & Co. (b)	315	64,096
Bicara Therapeutics, Inc. (a)	778	13,070
BioCryst Pharmaceuticals, Inc. (a)	5,090	33,492
Biogen, Inc. (a)	597	107,394
Biohaven Ltd. (a)	2,721	32,189
BioMarin Pharmaceutical, Inc. (a)	1,444	81,644
Bio-Techne Corp.	171	10,959
Boston Scientific Corp. (a)	1,647	154,044
Bridgebio Pharma, Inc. (a)(b)	1,065	82,293
Bristol-Myers Squibb Co.	2,262	124,523
Cardinal Health, Inc.	261	56,084
CareDx, Inc. (a)	1,185	24,352
Catalyst Pharmaceuticals, Inc. (a)	2,063	50,131
Celcuity, Inc. (a)	758	82,940
Celldex Therapeutics, Inc. (a)	1,520	37,392
Cencora, Inc.	213	76,514
Centene Corp. (a)	513	22,223
CG oncology, Inc. (a)	1,411	73,443
Charles River Laboratories International, Inc. (a)	54	11,366
Cigna Group (b)	294	80,588
Cogent Biosciences, Inc. (a)(b)	1,478	53,075
Compass Therapeutics, Inc. (a)	1,973	12,627
Cooper Cos., Inc. (a)(b)	219	17,822
Corvus Pharmaceuticals, Inc. (a)(b)	1,297	26,848
CRISPR Therapeutics AG (a)	1,343	67,096
Cullinan Therapeutics, Inc. (a)	802	9,592
CVS Health Corp.	1,396	104,030
Cytokinetics, Inc. (a)(b)	1,284	81,136
CytomX Therapeutics, Inc. (a)	3,557	20,239
Danaher Corp.	698	152,785
DaVita, Inc. (a)(b)	39	4,264
Day One Biopharmaceuticals, Inc. (a)	2,042	22,789
Denali Therapeutics, Inc. (a)	2,549	55,415
DexCom, Inc. (a)	429	31,334
Dianthus Therapeutics, Inc. (a)	753	40,203
Disc Medicine, Inc. (a)	480	37,114
Dynavax Technologies Corp. (a)	2,447	37,892
Dyne Therapeutics, Inc. (a)(b)	3,111	55,656
Edwards Lifesciences Corp. (a)	638	51,908
Elevance Health, Inc.	244	84,361
Eli Lilly & Co.	878	910,618
Emergent BioSolutions, Inc. (a)	1,157	13,120
Erasca, Inc. (a)	1,704	17,909
Exact Sciences Corp. (a)	762	77,983
Exelixis, Inc. (a)	1,887	78,046
GE HealthCare Technologies, Inc. (b)	501	39,564
Geron Corp. (a)	10,687	14,641
Gilead Sciences, Inc.	2,016	286,171
Gossamer Bio, Inc. (a)	4,067	9,273
GRAIL, Inc. (a)	817	79,919
Halozyme Therapeutics, Inc. (a)	1,237	88,705
HCA Healthcare, Inc. (b)	176	85,936
Henry Schein, Inc. (a)	110	8,303
Hologic, Inc. (a)	245	18,358
Humana, Inc. (b)	132	25,766
Ideaya Biosciences, Inc. (a)	1,681	54,111
IDEXX Laboratories, Inc. (a)	88	59,001
Immuneering Corp. - Class A (a)	1,700	7,871
ImmunityBio, Inc. (a)(b)	7,897	49,356
Immunome, Inc. (a)	1,474	36,290
Immunovant, Inc. (a)	1,761	45,786
Incyte Corp. (a)	996	99,670
Inhibrx Biosciences, Inc. (a)	112	8,542
Insmed, Inc. (a)	408	64,003
Insulet Corp. (a)	77	19,697
Intellia Therapeutics, Inc. (a)	2,801	36,833
Intuitive Surgical, Inc. (a)	395	199,167
Invivyd, Inc. (a)	3,700	6,438
Ionis Pharmaceuticals, Inc. (a)(b)	987	81,595
Iovance Biotherapeutics, Inc. (a)	9,186	23,424
IQVIA Holdings, Inc. (a)	187	43,038
Ironwood Pharmaceuticals, Inc. (a)	843	4,122
Janux Therapeutics, Inc. (a)	2,279	31,245
Johnson & Johnson	2,666	605,849
KalVista Pharmaceuticals, Inc. (a)	853	13,315
Keros Therapeutics, Inc. (a)	394	7,057
Kodiak Sciences, Inc. (a)	774	17,624
Krystal Biotech, Inc. (a)	321	89,636
Kura Oncology, Inc. (a)	2,437	19,788
Kymera Therapeutics, Inc. (a)	780	56,698
Labcorp Holdings, Inc.	91	24,708
Lexeo Therapeutics, Inc. (a)	1,328	9,841
Madrigal Pharmaceuticals, Inc. (a)	142	69,482
MannKind Corp. (a)	5,883	34,004
McKesson Corp.	136	113,045
Medtronic PLC	1,425	146,718
Merck & Co., Inc. (b)	2,747	302,912
Mettler-Toledo International, Inc. (a)	23	31,585
MiMedx Group, Inc. (a)	901	4,604
Mineralys Therapeutics, Inc. (a)(b)	1,702	52,575
Mirum Pharmaceuticals, Inc. (a)(b)	973	100,433
Moderna, Inc. (a)	3,058	134,766
Molina Healthcare, Inc. (a)	57	10,237
Monte Rosa Therapeutics, Inc. (a)	877	17,996
Myriad Genetics, Inc. (a)	1,940	10,903
Natera, Inc. (a)(b)	329	76,045
Neurocrine Biosciences, Inc. (a)	496	67,486
Novavax, Inc. (a)	4,284	37,892
Nurix Therapeutics, Inc. (a)	1,177	19,444
Nuvalent, Inc. - Class A (a)	611	62,866
Olema Pharmaceuticals, Inc. (a)	585	15,046
ORIC Pharmaceuticals, Inc. (a)	2,304	23,639
Oruka Therapeutics, Inc. (a)	500	17,115
Palvella Therapeutics, Inc. (a)	205	15,721
Pfizer, Inc.	6,317	167,022
Praxis Precision Medicines, Inc. (a)(b)	294	92,316
Precigen, Inc. (a)	4,866	21,848
Prime Medicine, Inc. (a)	2,441	9,300
Protagonist Therapeutics, Inc. (a)	848	69,366
Prothena Corp. PLC (a)	1,073	9,453
PTC Therapeutics, Inc. (a)	1,046	79,004
Quest Diagnostics, Inc.	122	22,818
RAPT Therapeutics, Inc. (a)	429	24,745
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	12,891	54,013
Regeneron Pharmaceuticals, Inc.	220	163,119
REGENXBIO, Inc. (a)	770	8,593
Relay Therapeutics, Inc. (a)	2,519	19,296
Replimune Group, Inc. (a)	1,832	12,879
ResMed, Inc.	160	41,330
Revolution Medicines, Inc. (a)	996	96,562
Revvity, Inc. (b)	125	13,600
Rezolute, Inc. (a)	1,812	6,052
Rhythm Pharmaceuticals, Inc. (a)(b)	737	75,557
Rigel Pharmaceuticals, Inc. (a)	560	19,522
Roivant Sciences Ltd. (a)	3,832	82,848
Sana Biotechnology, Inc. (a)	3,565	15,793
Sarepta Therapeutics, Inc. (a)	2,598	52,843
Savara, Inc. (a)	1,168	6,307
Scholar Rock Holding Corp. (a)	1,719	76,220
Sionna Therapeutics, Inc. (a)	321	13,566
Soleno Therapeutics, Inc. (a)	1,272	49,048
Solventum Corp. (a)(b)	162	12,469
Spyre Therapeutics, Inc. (a)(b)	694	22,194
STERIS PLC	108	28,361
Stoke Therapeutics, Inc. (a)	1,200	36,408
Stryker Corp.	382	141,172
Summit Therapeutics, Inc. (a)(b)	3,837	55,560
Syndax Pharmaceuticals, Inc. (a)	2,155	43,768
Tango Therapeutics, Inc. (a)	2,946	34,203
Taysha Gene Therapies, Inc. (a)	4,483	20,218
TG Therapeutics, Inc. (a)(b)	2,532	74,517
Thermo Fisher Scientific, Inc. (b)	416	240,702
Travere Therapeutics, Inc. (a)(b)	2,255	70,108
Twist Bioscience Corp. (a)	1,520	62,426
Tyra Biosciences, Inc. (a)	201	6,195
Ultragenyx Pharmaceutical, Inc. (a)	2,090	50,306
uniQure NV (a)	2,195	49,870
United Therapeutics Corp. (a)	161	75,588
UnitedHealth Group, Inc.	1,002	287,504
Universal Health Services, Inc. - Class B	61	12,277
Upstream Bio, Inc. (a)	503	15,633
Vaxcyte, Inc. (a)	1,784	95,569
Vera Therapeutics, Inc. (a)	1,142	49,403
Veracyte, Inc. (a)	1,149	43,754
Verastem, Inc. (a)	1,682	10,260
Vericel Corp. (a)	1,006	36,196
Vertex Pharmaceuticals, Inc. (a)	454	213,335
Viatris, Inc.	1,266	16,572
Viking Therapeutics, Inc. (a)(b)	2,065	59,968
Vir Biotechnology, Inc. (a)	1,739	12,938
Viridian Therapeutics, Inc. (a)	1,327	43,791
Waters Corp. (a)	65	24,097
West Pharmaceutical Services, Inc.	79	18,259
Xencor, Inc. (a)	1,271	15,366
Zimmer Biomet Holdings, Inc. (b)	218	18,981
Zoetis, Inc.	484	60,413
		12,495,789

Industrials - 20.9%
3M Co.	690	105,680
A O Smith Corp. (b)	146	10,730
Allegion PLC	111	18,358
AMETEK, Inc.	296	66,298
Automatic Data Processing, Inc.	526	129,827
Axon Enterprise, Inc. (a)(b)	101	48,842
Boeing Co. (a)	1,013	236,758
Broadridge Financial Solutions, Inc.	150	29,567
Builders FirstSource, Inc. (a)	142	16,245
Carrier Global Corp.	1,018	60,652
Caterpillar, Inc.	606	398,360
CH Robinson Worldwide, Inc.	152	29,632
Cintas Corp.	439	84,020
Comfort Systems USA, Inc.	45	51,395
Copart, Inc. (a)(b)	1,145	46,464
CSX Corp. (b)	2,395	90,435
Cummins, Inc.	178	103,030
Dayforce, Inc. (a)	206	14,270
Deere & Co. (b)	327	172,656
Delta Air Lines, Inc.	834	54,952
Dover Corp.	176	35,462
Eaton Corp. PLC	505	177,467
EMCOR Group, Inc.	58	41,802
Emerson Electric Co.	730	107,281
Equifax, Inc. (b)	157	31,620
Expeditors International of Washington, Inc.	172	27,613
Fastenal Co.	1,476	63,999
FedEx Corp.	279	89,908
Fortive Corp.	408	21,547
GE Vernova, Inc.	351	254,956
Generac Holdings, Inc. (a)(b)	75	12,603
General Dynamics Corp.	329	115,509
General Electric Co.	1,366	419,075
Honeywell International, Inc.	825	187,704
Howmet Aerospace, Inc. (b)	522	108,618
Hubbell, Inc. (b)	68	33,180
Huntington Ingalls Industries, Inc.	50	21,026
IDEX Corp.	96	19,061
Illinois Tool Works, Inc.	339	88,567
Ingersoll Rand, Inc.	462	39,774
Jacobs Solutions, Inc.	154	20,830
JB Hunt Trasport Services, Inc. (b)	97	19,664
Johnson Controls International PLC	786	93,738
L3Harris Technologies, Inc. (b)	241	82,627
Leidos Holdings, Inc.	164	30,878
Lennox International, Inc. (b)	41	20,298
Lockheed Martin Corp.	265	168,068
Masco Corp. (b)	267	17,646
Nordson Corp.	69	18,943
Norfolk Southern Corp.	289	84,168
Northrop Grumman Corp.	173	119,761
Old Dominion Freight Line, Inc. (b)	237	41,048
Otis Worldwide Corp.	501	42,795
PACCAR, Inc.	675	82,964
Parker-Hannifin Corp.	164	153,478
Paychex, Inc. (b)	417	43,005
Paycom Software, Inc.	63	8,489
Pentair PLC	210	22,128
Quanta Services, Inc.	192	91,129
Republic Services, Inc.	259	55,708
Rockwell Automation, Inc.	144	60,718
Rollins, Inc.	377	23,879
RTX Corp.	1,735	348,614
Snap-On, Inc.	67	24,529
Southwest Airlines Co.	665	31,601
Stanley Black & Decker, Inc. (b)	199	15,653
Textron, Inc.	227	19,990
Trane Technologies PLC	288	121,127
TransDigm Group, Inc. (b)	75	107,066
Uber Technologies, Inc. (a)	2,689	215,254
Union Pacific Corp.	771	181,262
United Airlines Holdings, Inc. (a)(b)	416	42,565
United Parcel Service, Inc. - Class B	950	100,909
United Rentals, Inc.	82	64,129
Veralto Corp.	319	31,575
Verisk Analytics, Inc.	179	38,925
W.W. Grainger, Inc. (b)	56	60,477
Waste Management, Inc.	477	106,008
Westinghouse Air Brake Technologies Corp.	220	50,631
Xylem, Inc.	313	43,153
		6,570,373

Information Technology - 19.3%
Accenture PLC - Class A (b)	189	49,828
Adobe, Inc. (a)	128	37,536
Advanced Micro Devices, Inc. (a)	502	118,838
Akamai Technologies, Inc. (a)	44	4,275
Amphenol Corp.	373	53,742
Analog Devices, Inc.	150	46,632
Apple, Inc.	4,533	1,176,223
Applied Materials, Inc.	243	78,324
AppLovin Corp. - Class A (a)(b)	83	39,268
Arista Networks, Inc. (a)	315	44,648
Autodesk, Inc. (a)	65	16,437
Broadcom, Inc.	1,448	479,722
Cadence Design System, Inc. (a)	83	24,598
CDW Corp.	40	5,056
Cisco Systems, Inc.	1,201	94,062
Cognizant Technology Solutions Corp.	147	12,063
Corning, Inc.	238	24,574
Crowdstrike Holdings, Inc. - Class A (a)	76	33,547
Datadog, Inc. - Class A (a)	99	12,803
Dell Technologies, Inc. - Class C	92	10,528
EPAM Systems, Inc. (a)(b)	17	3,546
F5, Inc. (a)	18	4,961
Fair Isaac Corp. (a)(b)	7	10,242
First Solar, Inc. (a)	33	7,442
Fortinet, Inc. (a)	193	15,683
Gartner, Inc. (a)	22	4,611
Gen Digital, Inc.	171	4,102
GoDaddy, Inc. - Class A (a)	41	4,121
Hewlett Packard Enterprise Co.	402	8,651
HP, Inc. (b)	285	5,540
Intel Corp. (a)	1,367	63,524
International Business Machines Corp.	285	87,410
Intuit, Inc.	85	42,408
Jabil, Inc.	33	7,827
Keysight Technologies, Inc. (a)	52	11,249
KLA Corp.	40	57,118
Lam Research Corp.	383	89,415
Microchip Technology, Inc.	165	12,527
Micron Technology, Inc.	346	143,548
Microsoft Corp.	2,280	981,061
Monolithic Power Systems, Inc. (b)	15	16,862
Motorola Solutions, Inc.	51	20,530
NetApp, Inc.	61	5,877
NVIDIA Corp.	7,455	1,424,874
NXP Semiconductors NV	77	17,413
ON Semiconductor Corp. (a)(b)	123	7,366
Oracle Corp.	513	84,430
Palantir Technologies, Inc. - Class A (a)	704	103,199
Palo Alto Networks, Inc. (a)	208	36,810
PTC, Inc. (a)	37	5,777
Qnity Electronics, Inc.	64	6,156
QUALCOMM, Inc.	326	49,418
Roper Technologies, Inc.	33	12,251
salesforce.com, Inc.	290	61,564
Sandisk Corp. (a)	42	24,203
Seagate Technology Holdings PLC	66	26,908
ServiceNow, Inc. (a)	316	36,975
Skyworks Solutions, Inc. (b)	45	2,509
Super Micro Computer, Inc. (a)(b)	153	4,454
Synopsys, Inc. (a)	57	26,512
TE Connectivity PLC	90	20,050
Teledyne Technologies, Inc. (a)	14	8,684
Teradyne, Inc.	48	11,570
Texas Instruments, Inc. (b)	277	59,707
Trimble, Inc. (a)	73	4,935
Tyler Technologies, Inc. (a)	13	4,802
VeriSign, Inc.	25	6,106
Western Digital Corp.	104	26,024
Workday, Inc. - Class A (a)	66	11,592
Zebra Technologies Corp. (a)(b)	15	3,525
		6,058,773
TOTAL COMMON STOCKS (Cost $30,869,421)		31,395,983

RIGHTS - 0.0% (e)	Shares	Value
Health Care - 0.0% (e)
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (a)(c)(d)	1,297	6,356
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00 (a)(c)(d)	2,242	762
Total Health Care		7,118
TOTAL RIGHTS (Cost $0)		7,118

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	4,298,853	4,298,853
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,298,853)		4,298,853

TOTAL INVESTMENTS - 113.6% (Cost $35,168,274)		35,701,954
Liabilities in Excess of Other Assets - (13.6)%		(4,280,819)
TOTAL NET ASSETS - 100.0%		$31,421,135

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $4,159,920.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,118 or 0.0% of net assets as of January 31, 2026.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer WealthShield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,395,983	$–	$0	$31,395,983
Rights	–	–	7,118	7,118
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,298,853
Total Investments	$31,395,983	$–	$7,118	$35,701,954

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,298,853 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Change in unrealized appreciation/depreciation	7,118
Amortization/(Accretion)	0
Ending balance as of January 31, 2026	$7,118
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$7,118
0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$0	Acquisition Price	Stale Data	0.00 USD
Rights	6,356	Intrinsic Value	Corporate Action	4.90 – 26.50 USD
Rights	762	Intrinsic Value	Corporate Action	0.34 USD
	$7,118

Placeholder: Allows a user to build an adhoc table of information